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February 28, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - Edgar

RE: RiverSource Variable Life Separate Account ("Registrant") RiverSource(SM) Variable Universal Life IV/RiverSource(SM) Variable Universal Life IV - Estate Series
         Post-Effective Amendment No. 29
         On Form N-6 333-69777
         Investment Company Act No. 811-4298 (Amendment No. 29)

Dear Commissioners:

On behalf of RiverSource Variable Life Separate Account ("Registrant"), RiverSource Life Insurance Company is filing electronically Registrant's Post-Effective Amendment No. 29 on Form N-6 pursuant to Rule 485(a)(1) of the Securities Act of 1933, for the purpose of adding an asset allocation program and to make other non-material changes in the Registration Statement.

Registrant requests selective review in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because the new prospectus and Statement of Additional Information included in this Amendment No. 29 are substantially similar to Registrant's Post-Effective Amendment No. 28 to Registrations Statement No. 333-69777 filed on or about January 3, 2007. Amendment No. 29 has been marked to show all change. Registrant believes that the only problem area that may warrant particular attention is the discussion in the prospectus about the Portfolio Navigator Asset Allocation Program.

In this Amendment No. 29, the primary enhancements to the policies include:

- new Portfolio Navigator Allocation Program;
- the addition of 9 new underlying funds; and
- other non-material changes.


If you have any questions concerning this filing, please contact Rodney J. Vessels at (612) 671-2237, or Simone Pepper at (612) 671-2847.

Sincerely,



/s/ Mary Ellyn Minenko
------------------------
    Mary Ellyn Minenko
    Assistant General Counsel